FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-------------------------------------
(Signature)

White Plains, New York
-------------------------------------
(City, State)

November 7, 2007
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $16,962 (thousands)

List of Other Included Managers:

         None


                                                            FORM 13F

QTR ENDED: 9/30/07                      Name of Reporting Managers: Troob Capital Management LLC         (SEC USE ONLY)

        Item 1:            Item 2:          Item3:    Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class      CUSIP   Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None
Bowater, Inc.                 COM           102183100      458    30,723  SH          Sole               30,723
CVS/Caremark Corp             COM           126650900      228       617  SH  Calls   Sole                  617
CVS/Caremark Corp             COM           126650100      991    25,000  SH          Sole               25,000
Celanese Corp                 COM SER A     150870103    1,004    25,746  SH          Sole               25,746
Chiquita Brands Int           COM           170032809       71     4,503  SH          Sole                4,503
Comcast Corp New              COM           20030N900       99       510  SH  Calls   Sole                  510
Constar International Inc New COM           21036U107      662   143,268  SH          Sole              143,268
Domtar Corporation            COM           257559104      246    30,000  SH          Sole               30,000
Ford Motor Co                 COM PAR $.01  345370860      594    70,000  SH          Sole               70,000
Goodyear Tire & Rubber Co.    COM           382550101    3,110   102,265  SH          Sole              102,265
Hayz Lemmerz Intl             COM NEW       420781304    2,404   577,988  SH          Sole              577,988
Ishares Russell 2000          COM           464287955      134       819  SH  Puts    Sole                  819
Ishares Russell 2000          COM           464287955       37       176  SH  Puts    Sole                  176
Materials Select SPDR         SBI MATERIALS 81369Y900       32       180  SH  Calls   Sole                  180
Nalco Holdings                COM           62985Q101    1,743    58,787  SH          Sole               58,787
Norfolk Southern Corporation  COM           655844108      805    15,500  SH          Sole               15,500
Northwest Airlines Corp       COM           667280408    1,489    83,675  SH          Sole               83,675
Orbcomm Inc                   COM           68555P100      758   100,620  SH          Sole              100,620
Orbcomm Inc                   COM           68555P900        4       847  SH  Calls   Sole                  847
Pilgrim's Pride Corp.         COM           721467108    1,934    55,696  SH          Sole               55,696
Sally Beauty Holdings         COM           79546E904       24       751  SH  Calls   Sole                  751
Superior Industries Intl      COM           868168955       10       121  SH  Puts    Sole                  121
Time Warner Inc               COM           887317905      125       497  SH  Calls   Sole                  497


                                      Value Total:     16,962

                                       Entry Total:        23